Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2017-1

Collection Period	04/01/17-04/30/17
Determination Date	5/9/2017
Distribution Date	5/15/2017

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-05.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,197,541,272.38
2.	Collections allocable to Principal		$34,141,312.29
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,278,704.03
5.	Pool Balance on the close of the last day of the related Collection Period		$1,162,121,256.06
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		77,046
7.	Initial Pool Balance		$1,310,000,025.92
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$131,356,024.75	$96,148,528.52
	b. Class A-2 Note Balance	$430,000,000.00	$430,000,000.00
	c. Class A-3 Note Balance	$430,000,000.00	$430,000,000.00
	d. Class A-4 Note Balance	$117,800,000.00	$117,800,000.00
	e. Class B Note Balance	$24,800,000.00	$24,800,000.00
	f. Class C Note Balance	$26,200,000.00	$26,200,000.00
	g. Class D Note Balance	$30,200,000.00	$30,200,000.00
	h. Note Balance (sum a - g)	$1,190,356,024.75	$1,155,148,528.52
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.5233308	0.3830619
	b. Class A-2 Note Pool Factor	1.0000000	1.0000000
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.9086687	0.8817928
10.	Overcollateralization Target Amount		$6,972,727.54
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,972,727.54
12.	Weighted Average Coupon	%	7.32%
13.	Weighted Average Original Term (months)	months	66.00
14.	Weighted Average Remaining Term (months)	months	57.81
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,207,941.82
	b. Liquidation Proceeds allocable to Finance Charge		$1,527.34
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,209,469.16
16.	Principal:
	a. Collections allocable to Principal		$34,141,312.29
	b. Liquidation Proceeds allocable to Principal		$534,259.45
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$34,675,571.74

17.	Total Finance Charge and Principal Collections (15d + 16d)	$41,885,040.90
18.	Interest Income from Collection Account	$22,605.31
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$41,907,646.21
Available Funds
21.	Available Collections	$41,907,646.21
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$41,907,646.21
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$997,951.06
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$997,951.06
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$86,840.93
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$86,840.93
	e. Class A-2 Monthly Interest	$551,833.33
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$551,833.33
	i. Class A-3 Monthly Interest	$709,500.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$709,500.00
	m. Class A-4 Monthly Interest	$222,838.33
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$222,838.33
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$52,493.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$52,493.33
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$62,006.67
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$62,006.67
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$86,321.67
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$86,321.67
34.	Quaternary Principal Distributable Amount	$28,234,768.69
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$31,004,554.01
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,972,727.54
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,209,469.16
	b. Total Daily Deposits of Principal Collections	$34,675,571.74
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$22,605.31
	e. Total Deposits to Collection Account (sum a - d)	$41,907,646.21
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$997,951.06
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$36,979,330.49
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,930,364.66
	f. Total Withdrawals from Collection Account (sum a - e)	$41,907,646.21
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$86,840.93
	b. Class A-2 Interest Distribution	$551,833.33
	c. Class A-3 Interest Distribution	$709,500.00
	d. Class A-4 Interest Distribution	$222,838.33
	e. Class B Interest Distribution	$52,493.33
	f. Class C Interest Distribution	$62,006.67
	g. Class D Interest Distribution	$86,321.67
	h. Class A-1 Principal Distribution	$35,207,496.23
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$36,979,330.49
44.	Withdrawals
	a. Class A-1 Distribution	$35,294,337.16
	b. Class A-2 Distribution	$551,833.33
	c. Class A-3 Distribution	$709,500.00
	d. Class A-4 Distribution	$222,838.33
	e. Class B Distribution	$52,493.33

f. Class C Distribution	$62,006.67
g. Class D Distribution	$86,321.67
h. Total Withdrawals from Note Payment Account (sum a - g)	$36,979,330.49

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$3,930,364.66
	b. Reserve Account surplus (Ln 55)	$1,701.54
	c. Total Deposits to Certificate Payment Account (sum a - b)	$3,932,066.20
46.	Withdrawals
	a. Certificateholder Distribution	$3,932,066.20
	b. Total Withdrawals from Certificate Payment Account	$3,932,066.20
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,275,000.06	$3,275,000.06
	b. Note Balance	$1,155,148,528.52
48.	Required Reserve Account Amount	$3,275,000.06
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,275,000.06
50.	Investment Earnings	$1,701.54
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,276,701.60
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$1,701.54
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,275,000.06
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$997,951.06
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$36,979,330.49
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,930,364.66
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$1,701.54
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$35,294,337.16
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$551,833.33
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$709,500.00
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$222,838.33
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$52,493.33
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$62,006.67
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$86,321.67
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$3,932,066.20

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	731	$10,534,333.42
	b. 61 to 90 days past due	221	$3,587,986.87
	c. 91 to 120 days past due	77	$1,252,966.42
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,029	$15,375,286.71
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)%		1.3230%

73.	Has a Delinquency Trigger Event occurred?		No

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	72	$1,278,704.03
75.	Liquidation Proceeds (recoveries)	52	$535,786.79
76.	Net Losses (Ln 74 - Ln 75)		$742,917.24
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)%		0.0620%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	99	$1,773,022.10
79.	Liquidation Proceeds (recoveries)	70	$833,631.83
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$939,390.27
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)%		0.0717%
82.	Average Net Loss on Defaulted Receivables		$9,488.79

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,099,903,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 9, 2017.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Enrique Mayor-Mora

Name:	Enrique Mayor-Mora

Title:	Vice President and Treasurer